Insurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase in market interest rates impact on net income	$ 5	$ (7)
1% decrease in market interest rates impact on net income	(11)	4
10% increase in equity market values impact on net income	8	1
10% decrease in equity market values impact on net income	(22)	(3)
5% increase in maintenance expenses impact on net income	(37)	(33)
Life insurance [member]
Life Insurance
2% adverse change in annuitant mortality rates impact on net income	(278)	(205)
2% adverse change in assurance mortality rates impact on net income	(70)	(60)
5% adverse change in morbidity rates impact on net income	(219)	(205)
10% adverse change in lapse rates impact on net income	$ (252)	$ (247)